USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                       SUPPLEMENT DATED SEPTEMBER 20, 2005

            TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2005

     THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


1) EFFECTIVE SEPTEMBER 16, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH OPPENHEIMER CAPITAL, LLC ("OPCAP") PURSUANT TO WHICH OPCAP HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ PEA VALUE FUND AND THE USAZ PEA RENAISSANCE FUND (PERMITTED UNDERLYING FUNDS OF THE TRUST), REPLACING PEA CAPITAL, LLC AS THE SUBADVISER. AS A RESULT, THE FOLLOWING NAME CHANGES ARE EFFECTIVE SEPTEMBER 16, 2005:

 ------------------------------------------- -----------------------------------
 CURRENT NAME                                PREVIOUS NAME
 ------------------------------------------- -----------------------------------
 ------------------------------------------- -----------------------------------
 USAZ OCC Renaissance Fund                   USAZ PEA Renaissance Fund
 USAZ OCC Value Fund                         USAZ PEA Value Fund
 ------------------------------------------- -----------------------------------
2) EFFECTIVE SEPTEMBER 16, 2005 THE USAZ LEGG MASON GROWTH FUND AND THE USAZ LEGG MASON VALUE FUND (PERMITTED UNDERLYING FUNDS OF THE TRUST) ARE RECLASSIFIED AS NON-DIVERSIFIED INVESTMENT COMPANIES UNDER SECTION 5 OF THE INVESTMENT COMPANY ACT OF 1940.

The following paragraph is added as the last paragraph to the Risks of Stocks section on page 15 of the prospectus:

         NON-DIVERSIFICATION RISK (LARGE GROWTH AND LARGE BLEND). Certain of the Permitted Underlying Funds may be classified as non-diversified investment companies under Section 5 of the Investment Company Act of 1940. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

                                                               FOFPRO-001-0405